Principal Accounting Policies - Employee Benefits, Government Subsidies, Segment Reporting, Deferred offering costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Employee benefit expenses	¥ 13,343	¥ 13,413	¥ 17,367
Government Subsidies
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Government Subsidies
Government Subsidies
Government subsidies	¥ 1,346	¥ 7,009	¥ 9,540